RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Percentage of net income which subsidiaries are required to allocate to general reserve fund	10.00%
Amount of statutory reserve allocated	¥ 0		¥ 0
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 181,934	$ 28,549	¥ 166,729
Minimum
Percentage of net income which a foreign invested enterprise is required to allocate to general reserve fund	10.00%